Short-Term Borrowings	12 Months Ended
Dec. 31, 2017
Short-Term Borrowings [Abstract]
SHORT-TERM BORROWINGS
12.	SHORT-TERM BORROWINGS

	December 31,
	2017	2016
Loans from Hangzhou Lianluo Interactive Information Technology Co., Ltd.	$1,536,720	$-

Interest expense on short-term borrowings amounted to $6,246, $128,537 and $196,220 for the years ended December 31, 2017, 2016, and 2015, respectively.

Loans from Hangzhou Lianluo Interactive Information Technology Co., Ltd. (“HLI”)

Pursuant to various loan agreements between the Company and HLI in 2017, the Company obtained the following unsecured loans from HLI, which bear fixed interest at 5% per annum:

-	a loan of $296,064 (RMB2,000,000), repayable by August 28, 2018;

-	a loan of $296,064 (RMB2,000,000), repayable by December 14, 2018; and

-	a loan of $888,192 (RMB6,000,000), repayable by December 27, 2018.

Interest expense paid to HLI amounted to $3,812 for the year ended December 31, 2017.

Loans from Mr. Ping Chen

On March 27, 2015, the Company entered into a new loan agreement with Mr. Ping Chen (“Mr. Chen), who is the CEO and a major shareholder of the Company, pursuant to which the Company obtained from Mr. Chen an unsecured loan of $660,679 (RMB4,120,000), which bore interest at a fixed rate of 6.955% per annum in 2015. The loan was extended in March 2016 at a fixed interest rate of 5.655% and had been repaid on October 24, 2016.

On December 2, 2015, the Company obtained from Mr. Chen an unsecured, interest-free loan of $3,207,180 (RMB20,000,000). On December 18, 2015, the Company repaid half of the loan in the amount of $1,603,590 (RMB10,000,000). The remaining balance was repaid on October 21, 2016.

During the year ended December 31, 2016, the Company obtained unsecured, interest-free loans from Mr. Ping Chen in an aggregate amount of $718,638 (RMB4,775,000) which had been fully repaid on October 24, 2016.

Interest expense paid to Mr. Ping Chen amounted to $29,207 and $33,569 for the years ended December 31, 2016 and 2015, respectively.

Bank borrowings

In 2015 and 2014, the Company obtained a line of credit for RMB10,000,000 ($1,541,000) and RMB15,000,000, respectively, from Nanjing Bank Company Limited (Beijing Branch) to finance its working capital and was renewed annually. Interest rate for the credit line was fixed at 7.20% per annum during the years ended December 31, 2016 and 2015. The line of credit was secured by BTL’s land use rights and buildings and guaranteed by Mr. Chen and another shareholder of BTL.

The loan balance of $2,405,385 (RMB15,000,000) outstanding as of December 31, 2014 were fully repaid in 2015.

On March 3, 2015, the Company entered into a new loan agreement with Nanjing Bank Company Limited (Beijing Branch) in the amount of $2,405,385 (RMB15,000,000) with a fixed interest rate which was 7.811% per annum. In 2015, the Company fully repaid this loan.

On December 18, 2015, the Company entered into a new loan agreement with Nanjing Bank Company Limited (Beijing Branch) in the amount of $1,603,590 (RMB10,000,000) with a fixed interest rate which was 7.20% per annum. The loan had been fully repaid on November 14, 2016.

Interest expense paid on bank borrowings amounted to $99,330 and $162,651 for the years ended December 31, 2016 and 2015, respectively.